UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05542

Name of Fund: BlackRock Income Trust, Inc. (BKT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Income Trust, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2010

Date of reporting period: 11/30/2009

Item 1 – Schedule of Investments

BlackRock Income Trust, Inc. (BKT)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Asset-Backed Securities	Par (000)	Value

Asset-Backed Securities - 2.9%	Chase Issuance Trust, Series 2007-A11, Class A11, 0.23%, 7/16/12 (a)(b)	$3,500	$3,491,527
	First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF2, Class M2, 0.68%, 3/25/35 (a)	5,890	2,238,200
	Freddie Mac Multiclass Certificates, Series T-11, Class A9, 2.30%, 1/25/28 (a)	3,088	2,959,361
	GSAA Home Equity Trust, Series 2005-1, Class AF2, 4.32%, 11/25/34 (a)	2,004	1,897,138
	Securitized Asset Backed Receivables LLC Trust, Series 2005-OP2, Class M1, 0.67%, 10/25/35 (a)	1,875	629,225
	Small Business Administration Participation Certificates, Series 1996-20E, Class 1, 7.60%, 5/01/16	334	365,868
	Small Business Administration Participation Certificates, Series 1996-20G, Class 1, 7.70%, 7/01/16	325	357,571
	Small Business Administration Participation Certificates, Series 1996-20H, Class 1, 7.25%, 8/01/16	501	549,491
	Small Business Administration Participation Certificates, Series 1996-20K, Class 1, 6.95%, 11/01/16	747	805,022
	Small Business Administration Participation Certificates, Series 1997-20C, Class 1, 7.15%, 3/01/17	312	343,767
	Structured Asset Receivables Trust, Series 2003-1A, Class CTFS, 0.78%, 1/21/10 (a)(c)	317	310,910

			13,948,080

Interest Only - 0.3%	Small Business Administration, Series 1, 1.00%, 4/01/15	2,606	26,057
	Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 3/30/30 (c)	6,408	422,542
	Sterling Coofs Trust, Series 1, 2.36%, 4/15/29	10,404	1,011,119

			1,459,718

	Total Asset-Backed Securities - 3.2%		15,407,798

	Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations - 3.8%	Collateralized Mortgage Obligation Trust, Series 40, Class R, 0.58%, 4/01/18	210	210
	Countrywide Alternative Loan Trust, Series 2005-28CB, Class 1A5, 5.50%, 8/25/35	2,355	2,093,103
	Deutsche Alt-A Securities Inc. Mortgage, Series 2006-AR5, Class 22A, 5.50%, 10/25/21	1,573	1,212,462
	Homebanc Mortgage Trust, Series 2005-4, Class A1, 0.51%, 10/25/35 (a)	3,851	2,571,636
	JPMorgan Mortgage Trust, Series 2006-A7, Class 2A2, 5.77%, 1/25/37 (a)	919	710,567

BlackRock Income Trust, Inc. (BKT)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Non-Agency Mortgage-Backed Securities	Par (000)	Value

	Kidder Peabody Acceptance Corp., Series 1993-1, Class A6, 16.18%, 8/25/23 (a)	$99	$90,096
	Residential Funding Securities LLC, Series 2003-RM2, Class AI5, 8.50%, 5/25/33	6,563	6,369,510
	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-11, Class A, 0.34%, 8/25/34 (a)	1,702	1,721,499
	WaMu Mortgage Pass-Through Certificates, Series 2005-AR4, Class A3, 4.59%, 4/25/35 (a)	965	961,234
	WaMu Mortgage Pass-Through Certificates, Series 2006-AR1, Class 2A1C, 2.12%, 1/25/46 (a)	6,168	2,343,711

			18,074,028

Commercial Mortgage-Backed Securities - 7.9%	Credit Suisse Mortgage Capital Certificates, Series 2006-C5, Class A2, 5.25%, 12/15/39 (d)	14,000	14,067,670
	Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A3, 5.54%, 1/15/49 (a)	2,420	1,892,830
	First Union-Lehman Brothers Commercial Mortgage, Series 1997-C2, Class D, 7.12%, 11/18/29	3,500	3,783,590
	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD1, Class A2, 5.80%, 6/15/49 (a)	15,000	15,207,922
	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A2, 5.74%, 6/15/49 (a)	2,200	2,201,848

			37,153,860

Interest Only Collateralized Mortgage Obligations - 2.0%	Bank of America Mortgage Securities Inc., Series 2003-3, Class 1AIO, 0.29%, 5/25/18 (a)	145,290	773,858
	CS First Boston Mortgage Securities Corp., Series 1997-C1, Class AX, 1.67%, 6/20/29 (a)(c)	4,569	181,214
	CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A7, 6.00%, 5/25/37	1,430	168,356
	Collateralized Mortgage Obligation Trust, Series 42, Class R, 6.00%, 10/01/14	23	1,465
	Commercial Mortgage Acceptance Corp., Series 1997-ML1, Class IO, 0.70%, 12/15/30 (a)	11,873	345,335
	First Boston Mortgage Securities Corp., Series C, Class I-O, 10.97%, 4/25/17	49	6,361
	GSMPS Mortgage Loan Trust, Series 1998-5, Class IO, 0.97%, 6/19/27 (a)(c)	5,855	117,107
	IndyMac INDX Mortgage Loan Trust, Series 2006-AR33, Class 4AX, 0.17%, 1/25/37	133,849	650,508
	Kidder Peabody Mortgage Assets Trust, Series B, Class A2, 9.50%, 4/22/18	39	1,173
	MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 3AX, 0.98%, 4/25/34	15,386	178,477
	MASTR Alternative Loans Trust, Series 2003-9, Class 15X2, 6.00%, 1/25/19	863	119,301
	Morgan Stanley Capital I, Series 1997-HF1, Class X, 3.44%, 7/15/29 (a)(c)	46	2

BlackRock Income Trust, Inc. (BKT)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Non-Agency Mortgage-Backed Securities	Par (000)	Value

	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 1AX, 5.00%, 5/25/19	$900	$53,977
	Sequoia Mortgage Trust, Series 2005-2, Class XA, 1.00%, 3/20/35 (a)	41,842	678,266
	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-18, Class 7AX, 5.50%, 9/25/35 (a)	3,566	445,749
	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-20, Class 3AX, 5.50%, 10/25/35	2,930	388,418
	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 4AX, 5.50%, 3/25/36 (a)	10,014	1,376,989
	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-7, Class 3AS, 2.37%, 8/25/36 (a)	34,854	3,783,383
	Vendee Mortgage Trust, Series 1999-2, Class 1IO, 0.05%, 5/15/29 (a)	68,410	117,344

			9,387,283

Principal Only Collateralized Mortgage Obligations - 1.2%	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-26, Class PO, 0.00%, 8/25/33	3,355	2,472,549
	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-J4, Class PO, 0.00%, 6/25/33	647	470,394
	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-J5, Class PO, 0.00%, 7/25/33	1,051	712,815
	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-J8, Class PO, 0.00%, 9/25/23	817	604,150
	Drexel Burnham Lambert CMO Trust, Series K, Class 1, 0.00%, 9/23/17	15	14,570
	Drexel Burnham Lambert CMO Trust, Series V, Class 1, 0.00%, 9/01/18	110	105,491
	MASTR Asset Securitization Trust, Series 2004-3, Class 4A15, 0.00%, 3/25/34	306	178,327
	Residential Asset Securitization Trust, Series 2005-A15, Class 1A8, 0.00%, 2/25/36	983	338,700
	Structured Mortgage Asset Residential Trust, Series 1993-3C, Class CX, 0.00%, 4/25/24	8	5,499
	Washington Mutual Alternative Mortgage Pass- Through Certificates, Series 2005-9, Class CP, 0.00%, 11/25/35	844	507,790

			5,410,285

	Total Non-Agency Mortgage-Backed Securities - 14.9%		70,025,456

	U.S. Government Sponsored Agency Securities

Agency Obligations - 3.5%	Federal Housing Administration, General Motors Acceptance Corp. Projects, Series 56, 7.43%, 11/01/22	244	241,717
	Federal Housing Administration, Merrill Projects, Series 54, 7.43%, 5/15/23	2	2,168
	Federal Housing Administration, Reilly Project, Series 41, 8.28%, 3/01/20	667	660,419

BlackRock Income Trust, Inc. (BKT)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	U.S. Government Sponsored Agency Securities	Par (000)		Value

	Federal Housing Administration, USGI Projects, Series 87, 7.43%, 12/01/22	$73		$72,025
	Federal Housing Administration, USGI Projects, Series 99, 7.43%, 6/01/21 - 10/01/23	5,116		5,064,388
	Overseas Private Investment Corp., 4.09%, 5/29/12	352		346,341
	Overseas Private Investment Corp., 4.30%, 5/29/12	885		883,451
	Overseas Private Investment Corp., 4.64%, 5/29/12	749		747,393
	Overseas Private Investment Corp., 4.68%, 5/29/12	424		414,576
	Overseas Private Investment Corp., 4.87%, 5/29/12	3,224		3,218,939
	Resolution Funding Corp., 9.89%, 4/15/30 (e)	13,000		4,870,411

				16,521,828

Collateralized Mortgage Obligations - 16.3%	Fannie Mae Trust, Series 1991-38, Class F, 8.33%, 4/25/21 (a)	20		21,174
	Fannie Mae Trust, Series 1991-38, Class SA, 10.19%, 4/25/21 (a)	21		20,968
	Fannie Mae Trust, Series 1991-46, Class S, 1.40%, 5/25/21 (a)	128		8,356
	Fannie Mae Trust, Series 1991-87, Class S, 26.02%, 8/25/21 (a)	80		112,582
	Fannie Mae Trust, Series 1993-247, Class SN, 10.00%, 12/25/23 (a)	616		625,386
	Fannie Mae Trust, Series 2003-32, Class VT 6.00%, 9/25/15	5,542		5,812,439
	Fannie Mae Trust, Series 2003-135, Class PB, 6.00%, 1/25/34	12,264		13,499,993
	Fannie Mae Trust, Series 2004-28, Class PB, 6.00%, 8/25/28	1,164		1,174,874
	Fannie Mae Trust, Series 2004-29, Class HC, 7.50%, 7/25/30	1,456		1,560,408
	Fannie Mae Trust, Series 2004-31, Class ZG, 7.50%, 5/25/34	2,783		3,152,508
	Fannie Mae Trust, Series 2005-68, Class PC, 5.50%, 7/25/35	1,567		1,693,110
	Fannie Mae Trust, Series 2005-73, Class DS, 16.94%, 8/25/35 (a)	4,247		4,887,675
	Fannie Mae Trust, Series 2006-2, Class KP, 0.00%, 2/25/35 (a)	935		789,639
	Fannie Mae Trust, Series G-7, Class S, 116.20%, 3/25/21 (a)	—	(f)	5,923
	Fannie Mae Trust, Series G-17, Class S, 0.58%, 6/25/21 (a)	364		8,007

BlackRock Income Trust, Inc. (BKT)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	U.S. Government Sponsored Agency Securities	Par (000)		Value

	Fannie Mae Trust, Series G-49, Class S, 8.80%, 12/25/21 (a)	—	(f)	$3,432
	Freddie Mac Multiclass Certificates, Series 19, Class F, 8.50%, 3/15/20	$132		143,757
	Freddie Mac Multiclass Certificates, Series 19, Class R, 9.76%, 3/15/20 (a)	13		2,092
	Freddie Mac Multiclass Certificates, Series 40, Class K, 6.50%, 8/17/24	498		540,764
	Freddie Mac Multiclass Certificates, Series 75, Class R, 9.50%, 1/15/21	—	(f)	4
	Freddie Mac Multiclass Certificates, Series 75, Class RS, 20.04%, 1/15/21 (a)	—	(f)	4
	Freddie Mac Multiclass Certificates, Series 173, Class R, 0.00%, 11/15/21	18		18
	Freddie Mac Multiclass Certificates, Series 173, Class RS, 9.17%, 11/15/21 (a)	—	(f)	18
	Freddie Mac Multiclass Certificates, Series 1057, Class J, 1.01%, 3/15/21	113		2,666
	Freddie Mac Multiclass Certificates, Series 1160, Class F, 39.10%, 10/15/21 (a)	26		46,543
	Freddie Mac Multiclass Certificates, Series 1961, Class H, 6.50%, 5/15/12	73		74,615
	Freddie Mac Multiclass Certificates, Series 2218, Class Z, 8.50%, 3/15/30	6,984		7,812,427
	Freddie Mac Multiclass Certificates, Series 2542, Class UC, 6.00%, 12/15/22	10,200		11,186,020
	Freddie Mac Multiclass Certificates, Series 2758, Class KV, 5.50%, 5/15/23	10,426		11,358,632
	Freddie Mac Multiclass Certificates, Series 2765, Class UA, 4.00%, 3/15/11	994		995,305
	Freddie Mac Multiclass Certificates, Series 2861, Class AX, 10.45%, 9/15/34 (a)	415		447,257
	Freddie Mac Multiclass Certificates, Series 2927, Class BZ, 5.50%, 2/15/35	2,693		2,855,307
	Freddie Mac Multiclass Certificates, Series 3061, Class BD, 7.50%, 11/15/35	1,944		1,974,142
	Ginnie Mae Trust, Series 1996-5, Class Z, 7.00%, 5/16/26	735		811,098
	Ginnie Mae Trust, Series 2001-33, Class PB, 6.50%, 7/20/31	1,199		1,288,266
	Ginnie Mae Trust, Series 2004-89, Class PE, 6.00%, 10/20/34	3,392		3,727,541

				76,642,950

Federal Deposit Insurance Corporation Guaranteed - 0.8%	Citigroup Funding, Inc. 1.88%, 10/22/12 (g)	3,800		3,852,926

Interest Only Collateralized Mortgage Obligations - 2.1%	Fannie Mae Trust, Series 7, Class 2, 8.50%, 4/01/17	7		1,001

BlackRock Income Trust, Inc. (BKT)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)	Value

Fannie Mae Trust, Series 89, Class 2, 8.00%, 10/01/18	$13	$1,662
Fannie Mae Trust, Series 94, Class 2, 9.50%, 8/01/21	4	856
Fannie Mae Trust, Series 1990-123, Class M, 1.01%, 10/25/20	30	671
Fannie Mae Trust, Series 1990-136, Class S, 0.02%, 11/25/20 (a)	18,671	25,165
Fannie Mae Trust, Series 1991-38, Class N, 1.01%, 4/25/21	15	84
Fannie Mae Trust, Series 1991-99, Class L, 0.93%, 8/25/21	168	3,339
Fannie Mae Trust, Series 1991-139, Class PT, 0.65%, 10/25/21	315	4,519
Fannie Mae Trust, Series 1993-199,Class SB, 2.63%, 10/25/23 (a)	1,377	163,447
Fannie Mae Trust, Series 1996-68, Class SC, 2.26%, 1/25/24 (a)	995	79,040
Fannie Mae Trust, Series 1997-50, Class SI, 1.20%, 4/25/23 (a)	476	15,112
Fannie Mae Trust Series 1997-90, Class M, 6.00%, 1/25/28	9,015	1,541,556
Fannie Mae Trust, Series 1999-W4, Class IO, 6.50%, 12/25/28	459	76,527
Fannie Mae Trust, Series 2003-122, Class IC, 5.00%, 9/25/18	1,751	27,654
Fannie Mae Trust, Series 2004-90, Class JH, 1.83%, 11/25/34 (a)	20,469	1,938,197
Fannie Mae Trust, Series 2005-43, Class IC, 6.00%, 3/25/34	703	16,796
Fannie Mae Trust, Series 2009-3, Class JI, 6.00%, 1/25/49	20,430	2,730,619
Fannie Mae Trust, Series G-10, Class S, 0.58%, 5/25/21 (a)	720	17,914
Fannie Mae Trust, Series G-12, Class S, 0.61%, 5/25/21 (a)	581	12,824
Fannie Mae Trust, Series G-33, Class PV, 1.08%, 10/25/21	442	10,297
Fannie Mae Trust, Series G-50, Class G, 1.16%, 12/25/21	216	2,274
Fannie Mae Trust, Series G92-5, Class H, 9.00%, 1/25/22	132	21,921
Fannie Mae Trust, Series G92-12, Class C, 1.02%, 2/25/22	356	8,148
Fannie Mae Trust, Series G92-60, Class SB, 1.60%, 10/25/22 (a)	378	14,476

BlackRock Income Trust, Inc. (BKT)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	U.S. Government Sponsored Agency Securities	Par (000)		Value

	Freddie Mac Multiclass Certificates, Series 176, Class M, 1.01%, 7/15/21	$37		$813
	Freddie Mac Multiclass Certificates, Series 192, Class U, 1.01%, 2/15/22 (a)	3		70
	Freddie Mac Multiclass Certificates, Series 200, Class R, 98.52%, 12/15/22 (a)	1		19
	Freddie Mac Multiclass Certificates, Series 1043, Class H, 0.02%, 2/15/21 (a)	10,108		19,125
	Freddie Mac Multiclass Certificates, Series 1054, Class I, 0.44%, 3/15/21 (a)	103		1,947
	Freddie Mac Multiclass Certificates, Series 1056, Class KD, 1.08%, 3/15/21	88		2,192
	Freddie Mac Multiclass Certificates, Series 1148, Class E, 0.59%, 10/15/21 (a)	277		5,762
	Freddie Mac Multiclass Certificates, Series 1179, Class O, 1.01%, 11/15/21	18		52
	Freddie Mac Multiclass Certificates, Series 1914, Class PC, 0.75%, 12/15/11	827		4,030
	Freddie Mac Multiclass Certificates, Series 2444, Class ST, 2.36%, 9/15/29 (a)	17		64
	Freddie Mac Multiclass Certificates, Series 2545, Class NI, 5.50%, 3/15/22	978		50,840
	Freddie Mac Multiclass Certificates, Series 2559, Class IO, 5.00%, 8/15/30 (a)	308		3,775
	Freddie Mac Multiclass Certificates, Series 2611, Class QI, 5.50%, 9/15/32	6,976		786,258
	Freddie Mac Multiclass Certificates, Series 2687, Class IL, 5.00%, 9/15/18	1,598		25,835
	Freddie Mac Multiclass Certificates, Series 2694, Class LI, 4.50%, 7/15/19	1,042		32,605
	Freddie Mac Multiclass Certificates, Series 2906, Class SW, 6.25%, 11/15/34 (a)	23,775		2,175,970
	Freddie Mac Multiclass Certificates, Series 2949, Class IO, 5.50%, 3/15/35	1,288		117,590
	Freddie Mac Multiclass Certificates, Series 3299, Class TI, 5.00%, 4/15/37	265		1,198

				9,942,244

Mortgaged-Backed Securities - 88.6%	Fannie Mae Mortgage Backed Securities:	2,500		2,510,548
	4.00%, 12/15/39 (h)
	4.50%, 7/01/39 - 12/15/39 (g)(h)	48,295		49,580,095
	5.00%, 1/01/23 - 12/15/39 (g)(h)	137,950		144,717,381
	5.50%, 12/15/24 - 1/15/40 (h)	118,400		125,741,974
	5.97%, 8/01/16	3,117		3,516,028
	6.50%, 1/15/40 (h)	39,000		42,016,416
	7.50%, 2/01/22	—	(f)	185
	9.50%, 1/01/19 - 9/01/19	3		3,826

BlackRock Income Trust, Inc. (BKT)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	U.S. Government Sponsored Agency Securities	Par (000)		Value

	Freddie Mac Mortgage Backed Securities:
	3.98%, 1/01/35 (a)	$214		$220,569
	4.51%, 11/01/17 (a)	22		22,437
	4.99%, 10/01/34 (a)(g)	632		657,788
	5.00%, 2/01/22 - 4/01/22 (g)	2,397		2,557,491
	5.50%, 12/15/24 (h)	7,000		7,492,184
	6.50%, 12/15/39 (h)	100		107,938
	8.00%, 11/01/15	—	(f)	99
	9.00%, 9/01/20	80		88,717
	Ginnie Mae Mortgage Backed Securities:
	5.00%, 12/15/39 (h)	23,900		25,121,147
	6.50%, 12/15/39 (h)	10,800		11,584,685
	7.50%, 8/15/21 - 12/15/23	325		369,101
	8.00%, 10/15/22 - 2/15/29	103		118,179
	9.00%, 6/15/18 - 9/15/21	10		11,950

				416,438,738

Principal Only Collateralized Mortgage Obligations - 2.0%	Fannie Mae Trust, Series 203, Class 1, 0.00%, 2/01/23	29		26,144
	Fannie Mae Trust, Series 228, Class 1, 0.00%, 6/01/23	19		17,327
	Fannie Mae Trust, Series 328, Class 1, 0.00%, 12/01/32	2,924		2,598,654
	Fannie Mae Trust, Series 338, Class 1, 0.00%, 7/01/33	2,480		2,202,953
	Fannie Mae Trust, Series 1991-7, Class J, 0.00%, 2/25/21	31		28,166
	Fannie Mae Trust, Series 1991-167, Class D, 0.00%, 10/25/17	5		4,807
	Fannie Mae Trust, Series 1993-51, Class E, 0.00%, 2/25/23	96		84,008
	Fannie Mae Trust, Series 1993-70, Class A, 0.00%, 5/25/23	16		14,074
	Fannie Mae Trust, Series 1993-249, Class B, 0.00%, 11/25/23	1,405		1,252,421
	Fannie Mae Trust, Series 1999-W4, Class PO, 0.00%, 2/25/29	233		211,097
	Fannie Mae Trust, Series 2002-13, Class PR, 0.00%, 3/25/32	591		542,847
	Fannie Mae Trust, Series G93-2, Class KB, 0.00%, 1/25/23	215		198,270
	Freddie Mac Multiclass Certificates, Series 1418, Class M, 0.00%, 11/15/22	107		97,136
	Freddie Mac Multiclass Certificates, Series 1571, Class G, 0.00%, 8/15/23	575		509,410
	Freddie Mac Multiclass Certificates, Series 1691, Class B, 0.00%, 3/15/24	1,444		1,286,857

BlackRock Income Trust, Inc. (BKT)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	U.S. Government Sponsored Agency Securities	Par (000)	Value

	Freddie Mac Multiclass Certificates, Series 1739, Class B, 0.00%, 2/15/24	$102	$96,249
	Freddie Mac Multiclass Certificates, Series T-8, Class A10, 0.00%, 11/15/28	172	153,034

			9,323,454

	Total U.S. Government Sponsored Agency Securities - 113.3%		532,722,140

	U.S. Treasury Obligations

	U.S. Treasury Notes, 1.75%, 8/15/12 (b)(g)	7,850	8,013,743
	U.S. Treasury Notes, 3.63%, 8/15/19 (g)	16,930	17,517,268
	U.S. Treasury Notes, 4.50%, 8/15/39	330	346,706
	U.S. Treasury Strips, 5.75%, 11/15/24 (e)(g)(i)	40,000	21,511,080

	Total U.S. Treasury Obligations - 10.1%		47,388,797

	Total Long-Term Investments (Cost - $662,361,184) - 141.5%		665,544,191

	Short-Term Securities	Shares

	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.16% (j)(k)	209,078,389	209,078,389

	Total Short-Term Securities (Cost - $209,078,389) - 44.5%		209,078,389

	Options Purchased	Contracts (l)

Over-the-Counter Call Swaptions Purchased	Receive a fixed rate of 3.41% and pay a floating rate based on 3-month USD LIBOR, expires 4/06/10, Broker Deutsche Bank AG	15	312,440
	Receive a fixed rate of 5.47% and pay a floating rate based on 3-month LIBOR, expires 5/19/12, Broker Bank of America NA	6	808,536

			1,120,976

Over-the-Counter Put Swaptions Purchased	Pay a fixed rate of 3.41% and received a floating rate based April 3-month USD LIBOR, expires 4/06/10, Broker Deutsche Bank AG	15	386,301
	Pay a fixed rate of 5.47% and receive a floating rate based 3-month LIBOR, expires 5/19/12, Broker Bank of America NA	6	211,581

			597,882

	Total Options Purchased (Cost - $1,652,980) - 0.4%		1,718,858

	Total Investments Before TBA Sale Commitments and Options Written (Cost - $873,092,553*) - 186.4%		876,341,438

	TBA Sale Commitments (h)	Par (000)

	Fannie Mae Mortgage Backed Securities, 5.00%, 1/01/23 - 12/15/39	$(2,600)	(2,761,689)
	Freddie Mac Mortgage Backed Securities, 5.00%, 2/01/22 - 4/01/22	(2,300)	(2,442,671)

	Total TBA Sale Commitments (Proceeds - $5,166,922) - (1.1)%		(5,204,360)

BlackRock Income Trust, Inc. (BKT)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Options Written	Contracts (l)	Value

Over-the-Counter Call Swaptions Written	Pay a fixed rated of 2.38% and receive a floating rate based on 3-month USD LIBOR, expires 12/19/09, Broker Barclays Bank, Plc	5	$(49)
	Pay a fixed rated of 5.67% and receive a floating rate based on 3-month LIBOR, expires 1/16/10, Broker Citibank NA	12	(2,508,569)
	Pay a fixed rated of 3.65% and receive a floating rate based on 3-month USD LIBOR, expires 3/20/10, Broker Citibank NA	25	(841,600)
	Pay a fixed rate of 3.43% and receive a floating rate based on 3-month USD LIBOR, expires 3/19/11, Broker JPMorgan Chase Bank NA	7	(207,977)
	Pay a fixed rate of 5.33% and receive a floating rate based on 3-month LIBOR, expires 7/20/13, Broker JPMorgan Chase Bank NA	11	(815,095)

			(4,373,290)

Over-the-Counter Put Swaptions	Receive a fixed rate of 2.38% and pay a floating rate based on 3-month USD LIBOR, expires 12/19/09, Broker Barclays Bank, Plc	5	(402,893)
	Receive a fixed rate of 5.67% and pay a floating rate based on 3-month LIBOR, expires 1/16/10, Broker Citibank NA	12	(124)
	Receive a fixed rate of 3.65% and pay floating rate based on 3-month LIBOR, expires 3/20/10, Broker Citibank NA	25	(417,450)
	Receive a fixed rate of 3.43% and pay a floating rate based on 3-month USD LIBOR, expires 3/19/11, Broker JPMorgan Chase Bank NA	7	(480,893)
	Receive a fixed rate of 5.33% and pay a floating rate based on 3-month LIBOR, expires 7/20/13, Broker JPMorgan Chase Bank NA	11	(293,440)

			(1,594,800)

	Total Options Written (Premiums Received - $4,764,585) - (1.3)%		(5,968,090)

	Total Investments, Net of TBA Sale Commitments and Options Written - 184.0%		865,168,988
	Liabilities in Excess of Other Assets - (84.0)%		(394,986,770)

	Net Assets - 100.0%		$470,182,218

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$873,130,152

Gross unrealized appreciation	$28,707,335
Gross unrealized depreciation	(25,496,049)

Net unrealized appreciation	$3,211,286

(a)	Variable rate security. Rate shown is as of report date.

(b)	All or a portion of the security has been pledged as collateral in connection with open financial futures contracts.

BlackRock Income Trust, Inc. (BKT)
Schedule of Investments November 30, 2009 (Unaudited)

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security held as collateral in connection with TALF program.

(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(f)	Amount is less than $1,000.

(g)	All or a portion of security held as collateral in connection with swaps.

(h)	Represents or includes a “to-be-announced” transaction. The Trust has committed to purchasing (selling) securities for which all specific information is not available at this time.

Counterparty	Value	Unrealized Appreciation

Citigroup Global Markets, Inc.	$11,584,685	$129,935
Credit Suisse Securities LLC	149,388,059	2,688,512
Deutsche Bank Securities Inc.	113,644,786	863,598
Goldman Sachs & Company	31,065,838	685,338
JPMorgan Securities, Ltd.	88,589,448	1,007,026

(i)	Separately Traded Registered Interest and Principal Securities.

(j)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	$30,839,798	$95,118

(k)	Represents the current yield as of report date.

(l)	One contract represents a notional amount of $1 million.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Portfolio Abbreviations:

	LIBOR	London Interbank Offered Rate
	USD	US Dollar

•	Interest rate floors outstanding as of November 30, 2009 were as follows:

	Notional Amount (000)	Value	Unrealized Depreciation

Pay to broker the difference between 3-month LIBOR and a floor of 4.80%
Broker, Goldman Sachs Capital Markets Expiring 3/19/11	$80,000	$(4,318,640)	$(3,433,307)

Pay to broker the difference between 3-month LIBOR and a floor of 5.50%
Broker, Citibank NA Expiring 9/17/11	$26,000	(2,312,232)	(1,813,899)

Total		$(6,630,872)	$(5,247,206)

•	Financial futures contracts purchased as of November 30, 2009 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Appreciation

311	5-Year U.S. Treasury Bond	March 2010	$36,273,488	$196,121

BlackRock Income Trust, Inc. (BKT)
Schedule of Investments November 30, 2009 (Unaudited)

•	Financial futures contracts sold as of November 30, 2009 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Depreciation

28	2-Year U.S. Treasury Bond	March 2010	$6,086,962	$(13,976)
274	10-Year U.S. Treasury Bond	March 2010	$32,480,484	(382,391)
90	Euro Dollar Futures	March 2010	$22,267,975	(145,400)

Total				$(541,767)

•	Interest rate swaps outstanding as of November 30, 2009 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Appreciation (Depreciation)

4.32% (a)	3-month LIBOR	UBS AG	September 2010	$12,000	$360,476
1.45% (b)	3-month LIBOR	JPMorgan Chase Bank NA	July 2011	$20,000	(210,013)
4.88% (a)	3-month LIBOR	UBS AG	March 2015	$25,000	3,100,365
4.87% (a)	3-month LIBOR	Goldman Sachs Bank USA	January 2016	$5,500	699,496
2.81% (a)	3-month LIBOR	Citibank NA	February 2016	$20,000	164,423
5.72% (a)	3-month LIBOR	JPMorgan Chase Bank NA	July 2016	$5,400	980,372
5.51% (a)	3-month LIBOR	Bank of America NA	August 2017	$159,147	28,206,844
5.88% (b)	3-month LIBOR	Deutsche Bank AG	June 2018	$31,930	(6,197,948)
4.55% (b)	3-month LIBOR	Citibank NA	September 2018	$98,400	(10,887,573)
4.31% (b)	3-month LIBOR	Deutsche Bank AG	October 2018	$66,000	(6,046,631)
3.09% (b)	3-month LIBOR	Deutsche Bank AG	March 2019	$25,700	238,205
3.17% (a)	3-month LIBOR	Bank of America NA	March 2019	$4,700	(16,682)
2.88% (a)	3-month LIBOR	Deutsche Bank AG	April 2019	$39,700	(1,102,773)
3.23% (b)	3-month LIBOR	Deutsche Bank AG	May 2019	$2,800	636
3.90% (b)	3-month LIBOR	Barclays Bank Plc	June 2019	$20,000	(1,113,274)
3.55% (b)	3-month LIBOR	Deutsche Bank AG	August 2019	$15,000	(523,082)
5.49% (b)	3-month LIBOR	JPMorgan Chase Bank NA	October 2019	$5,400	(827,207)
5.41% (a)	3-month LIBOR	JPMorgan Chase Bank NA	August 2022	$9,565	1,838,368

Total					$8,664,002

	(a)	Pays floating interest rate and receives fixed rate.

	(b)	Pays fixed interest rate and receives floating rate.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

BlackRock Income Trust, Inc. (BKT)
Schedule of Investments November 30, 2009 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

	Assets	Liabilities

Level 1 - Short-Term Securities	$209,078,389	—

Level 2
Long-Term Investments:
Asset-Backed Securities	11,398,970	—
Non-Agency Mortgage-Backed Securities	48,559,216	—
U.S. Government Sponsored Agency Securities	519,129,173	—
U.S. Treasury Obligations	47,388,797	—
TBA Sale Commitments	—	$(5,204,360)

Total Level 2	626,476,156	(5,204,360)

Level 3
Long-Term Investments:
Asset-Backed Securities	4,008,828	—
Non-Agency Mortgage-Backed Securities	21,466,240	—
U.S. Government Sponsored Agency Securities	13,592,967	—

Total Level 3	39,068,035	—

Total	$874,622,580	$(5,204,360)

Valuation Inputs	Other Financial Instruments[1]

	Assets	Liabilities

Level 1	$196,121	$(541,767)
Level 2	37,308,043	(32,893,273)
Level 3	—	(18,445,779)

Total	$37,504,164	$(51,880,819)

[1]

Other financial instruments are swaps, financial futures contracts, interest rate floors, TALF loans, options purchased and options written. Financial futures contracts and swaps are valued at the unrealized appreciation/depreciation on the instrument and interest rate floors, TALF loans, options purchased and options written are shown at market value.

BlackRock Income Trust, Inc. (BKT)
Schedule of Investments November 30, 2009 (Unaudited)

The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

Valuation Inputs	Asset-Backed Securities	Corporate Bonds	Non-Agency Mortgage- Backed Securities	U.S. Government Sponsored Agency Securities	Total

Balance, as of August 31, 2009	$3,536,160	$582,709	$21,006,613	$14,122,541	$39,248,023
Accrued discounts/premiums	—	—	—	—	—
Realized gain (loss)	—	—	48,905	(12,317)	36,588
Change in unrealized appreciation/depreciation[2]	225,290	17,928	1,522,624	261,619	2,027,461
Net purchases (sales)	(63,532)	(600,637)	(1,117,401)	(778,876)	(2,560,446)
Net transfers in/out of Level 3	310,910	—	5,499	—	316,409

Balance, as of November 30, 2009	$4,008,828	—	$21,466,240	$13,592,967	$39,068,035

[2]	The change in unrealized appreciation/depreciation on securities still held at November 30, 2009 was $2,009,534.

The following is a reconciliation of other financial instruments for unobservable inputs (Level 3) used in determining fair value:

Valuation Inputs	Other Financial Instruments[3]

Liabilities

Balance, as of August 31, 2009	$(7,202,331)
Accrued discounts/premiums	—
Realized gain (loss)	74,500
Change in unrealized appreciation/depreciation	496,959
Net purchases (sales)	—
Net transfers in/out of Level 3	(11,814,907)

Balance, as of November 30, 2009	$(18,445,779)

[3]	Other financial instruments are interest rate floors and TALF loans.

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits
Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Income Trust, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Income Trust, Inc.

Date: January 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Income Trust, Inc.

Date: January 22, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Income Trust, Inc.

Date: January 22, 2010